RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Dividends		$ 61
EQ AZ Life Re
Related Party Transaction [Line Items]
Ceded claims paid	$ 22
Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, due from related party	(12)
Affiliated Entity | Equitable Financial Services, LLC
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	116	132	$ 133
Affiliated Entity | Equitable Network, LLC
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	138	136	90
Affiliated Entity | Equitable Distributors, LLC
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	82	59	55
Affiliated Entity | Alliance Bernstein
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	$ 3	2	2
Affiliated Entity | EQ AZ Life Re
Related Party Transaction [Line Items]
Reinsurance, quota, percentage	90.00%
Ceded premiums	$ 8	$ 7	$ 6